UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Twele Capital Management, Inc.
Address: 5601 Smetana Drive
         Suite #707
         Minnetonka, MN  55343

13F File Number:  028-13313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maressia Twele
Title:     Chief Financial Officer
Phone:     952-887-9253

Signature, Place, and Date of Signing:

  /s/ Maressia Twele     Minnetonka, MN     October 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $256,078 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291      349     5941 SH       SOLE                        0        0     5941
CLAYMORE EXCHANGE-TRD FD TR    GUGG CHINA ALLCP 18385P101      844    36976 SH       SOLE                    36751        0      225
DELAWARE INV MN MUN INC FD I   COM              24610V103      200    12945 SH       SOLE                        0        0    12945
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107     1768    52300 SH       SOLE                    52000        0      300
ISHARES TR                     DJ SEL DIV INX   464287168    11171   193671 SH       SOLE                   155450        0    38221
ISHARES TR                     FTSE CHINA25 IDX 464287184     1990    57527 SH       SOLE                    46900        0    10627
ISHARES TR                     S&P 500 INDEX    464287200     4774    33061 SH       SOLE                    24250        0     8811
ISHARES TR                     BARCLY USAGG B   464287226    22327   198550 SH       SOLE                   192342        0     6208
ISHARES TR                     MSCI EMERG MKT   464287234     4972   120323 SH       SOLE                    85240        0    35083
ISHARES TR                     IBOXX INV CPBD   464287242    14653   120334 SH       SOLE                   101570        0    18764
ISHARES TR                     BARCLYS 1-3 YR   464287457     1445    17097 SH       SOLE                    16922        0      175
ISHARES TR                     MSCI EAFE INDEX  464287465     3967    74845 SH       SOLE                    57100        0    17745
ISHARES TR                     S&P MIDCAP 400   464287507     7245    73424 SH       SOLE                    57700        0    15724
ISHARES TR                     COHEN&ST RLTY    464287564     5830    74896 SH       SOLE                    67600        0     7296
ISHARES TR                     RUSSELL1000VAL   464287598     3897    53995 SH       SOLE                    47570        0     6425
ISHARES TR                     RUSSELL1000GRW   464287614     4160    62370 SH       SOLE                    55500        0     6870
ISHARES TR                     RUSL 2000 VALU   464287630      595     8053 SH       SOLE                        0        0     8053
ISHARES TR                     S&P SMLCAP 600   464287804     6895    89458 SH       SOLE                    75600        0    13858
ISHARES TR                     S&PCITI1-3YRTB   464288125      557     5700 SH       SOLE                     5700        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414      985     8797 SH       SOLE                        0        0     8797
ISHARES TR                     S&P DEV EX-US    464288422     1095    32183 SH       SOLE                    22000        0    10183
ISHARES TR                     HIGH YLD CORP    464288513    19627   212648 SH       SOLE                   192370        0    20278
ISHARES TR                     BARCLYS 3-7 YR   464288661     1534    12400 SH       SOLE                    12400        0        0
ISHARES TR                     US PFD STK IDX   464288687     4735   118793 SH       SOLE                    93611        0    25182
ISHARES TR                     RSSL MCRCP IDX   464288869     3574    67634 SH       SOLE                    56300        0    11334
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     3280   104981 SH       SOLE                    62687        0    42294
NFJ DIVID INT & PREM STRTGY    COM SHS          65337H109      215    12790 SH       SOLE                        0        0    12790
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    14186   263095 SH       SOLE                   242769        0    20326
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583     1723    28000 SH       SOLE                    28000        0        0
POWERSHARES GLOBAL ETF TRUST   FDM HG YLD RAFI  73936T557     5811   304874 SH       SOLE                   288966        0    15908
POWERSHARES INDIA ETF TR       INDIA PORT       73935L100      922    49100 SH       SOLE                    49100        0        0
REVENUESHARES ETF TR           LARGECAP FD      761396100     1068    40000 SH       SOLE                    40000        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106     4131    79170 SH       SOLE                    76800        0     2370
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706     2309    92224 SH       SOLE                    90600        0     1624
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     3328    61220 SH       SOLE                    56205        0     5015
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862     4196    83030 SH       SOLE                    77600        0     5430
SPDR INDEX SHS FDS             S&P EM MKT DIV   78463X533      806    18500 SH       SOLE                    18500        0        0
SPDR INDEX SHS FDS             S&P INTL ETF     78463X772      521    11530 SH       SOLE                    10800        0      730
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516     3004    48782 SH       SOLE                    46000        0     2782
SPDR SERIES TRUST              BRCLYS AGG ETF   78464A649     2320    39200 SH       SOLE                    39200        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    24047   282405 SH       SOLE                   272500        0     9905
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413    10228   155160 SH       SOLE                   154400        0      760
VANGUARD INDEX FDS             MID CAP ETF      922908629     5726    70555 SH       SOLE                    62850        0     7705
VANGUARD INDEX FDS             GROWTH ETF       922908736     2144    29610 SH       SOLE                    25100        0     4510
VANGUARD INDEX FDS             VALUE ETF        922908744     1205    20522 SH       SOLE                    16300        0     4222
VANGUARD INDEX FDS             SMALL CP ETF     922908751     1664    20761 SH       SOLE                    15850        0     4911
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    12522   300137 SH       SOLE                   283700        0    16437
VANGUARD SCOTTSDALE FDS        LG-TERM COR BD   92206C813      483     5195 SH       SOLE                     3830        0     1365
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    12429   378025 SH       SOLE                   357650        0    20375
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     1442    28610 SH       SOLE                    25000        0     3610
VANGUARD WORLD FD              MEGA GRWTH IND   921910816     1183    20800 SH       SOLE                    20800        0        0
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     4677    82982 SH       SOLE                    79950        0     3032
WISDOMTREE TRUST               INDIA ERNGS FD   97717W422     1319    69630 SH       SOLE                    68800        0      830